Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)		Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	[1]	600,000,000	600,000,000
Ordinary shares, shares issued	[1]	13,660,000	11,360,000
Ordinary shares, shares outstanding	[1]	13,660,000	11,360,000
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	[1]	200,000,000	200,000,000
Ordinary shares, shares issued	[1]	4,640,000	4,640,000
Ordinary shares, shares outstanding	[1]	4,640,000	4,640,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the adoption of a dual-class share structure and the issuance of Class B Ordinary Shares